Restatement of Previously Issued Audited Financial Statements (Details) - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Jan. 01, 2020	Jan. 01, 2019
Restatement of Previously Issued Audited Financial Statements (Details) [Line Items]
Accumulated losses					$ 88	$ 699,000
Non-current liability	$ 880,000	$ 880,000
Interest and accretion	93,000
Additional valuation allowance		1,532	$ 81
Valuation allowance	1,532,000
Deferred tax liability	$ 1,451,000	$ 1,451,000
Tax credit				$ 908
TO3 Warrants [Member]
Restatement of Previously Issued Audited Financial Statements (Details) [Line Items]
Accumulated losses					$ 81,000